Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
19.	Basic and diluted net loss per share

(a) Basic and diluted net loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2016, 2017 and 2018 as follows:

	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2018
Numerator:
Net loss attributable to Qutoutiao Inc.	(10,862,379)	(94,759,689)	(1,942,571,687)
Accretion on Series A convertible redeemable preferred shares redemption value	—	(5,213,802)	(15,718,213)
Accretion on Series A1 convertible redeemable preferred shares redemption value	—	(798,981)	(4,840,875)
Accretion on Series B1 convertible redeemable preferred shares redemption value	—	—	(37,001,459)
Accretion on Series B2 convertible redeemable preferred shares redemption value	—	—	(31,800,587)
Accretion on Series B3 convertible redeemable preferred shares redemption value	—	—	(12,312,158)
Accretion on Series C1 convertible redeemable preferred shares redemption value	—	—	(133,451)
Deemed dividend to preferred shareholders (note 12)	—	—	(1,916,871)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (note 17)	—	—	(978,201)
Gains on repurchase of convertible redeemable preferred shares (note 12)	—	—	18,332,152
Net loss attributable to ordinary shareholders-Basic and diluted	(10,862,379)	(100,772,472)	(2,028,941,350)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding (Note)
Basic and diluted	24,062,500	24,062,500	35,000,472
Basic and diluted loss per share	(0.45)	(4.19)	(57.97)
Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding (Note)
Basic and diluted	96,250,000	96,250,000	140,001,888
Basic and diluted loss per ADS	(0.11)	(1.05)	(14.49)

Note: As disclosed in Note 11 for restricted shares, a total of 15,937,500 ordinary shares subject to the restriction are excluded from the issued and outstanding shares as of December 31, 2017 and are likewise excluded from the weighted average outstanding ordinary shares for basic loss per share calculation.

For the years ended December 31, 2016, 2017 and 2018, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti- dilutive effect as a result of the Group’s net loss. The effects of all outstanding share options and restricted shares granted to the founders have also been excluded from the computation of diluted loss per share for the years ended December 31, 2016, 2017 and 2018 due to their anti-dilutive effect.

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31, 2017	December 31, 2018
Preferred shares — weighted average	1,425,137	10,134,756
Share options — weighted average	8,496,225	9,857,447
Restricted shares — weighted average	—	6,976,785